Note 4 - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time deposits	$ 6,513	$ 3,080
Savings and checking accounts	12,045	7,434
Money market funds	171	169
Petty cash	23	13
Total	$ 18,752	$ 10,696